CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.35

Account Number	Account Number	Field ID	Original Field Value	Audit Value	Match
0320-440745	XXXX	Sales_Price	$XXXXX	$XXXXX	FALSE